Change in non-cash working capital (Tables)	12 Months Ended
Dec. 31, 2017
Changes In Non-Cash Working Capital Tables
Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	For the year ended December 31
	2017	2016	2015
Accounts receivable	$(61,657)	$604,448	$(561,470)
Work-in-progress	-	404,840	(404,840)
Prepaid expenses and deposits	59,439	93,595	78,247
Accounts payable and accrued liabilities	986,430	(587,819)	381,157
Income taxes payable	103	(1,253,028)	1,253,126
Deferred gain	(155,301)	-	-
Deferred revenue	-	(706,722)	706,722
	829,014	(1,444,686)	1,452,942

Portion attributable to:
Operating activities	829,014	(1,384,499)	1,392,755
Financing activities	-	-	-
Investing activities	-	(60,187)	60,187
	829,014	(1,444,686)	1,452,942